Schedule of Retrospective Restatement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
IfrsStatementLineItems [Line Items]
Change in fair value of derivative liability	$ (686,504)	$ (1,590,762)
Net loss	(6,121,754)	(4,893,126)
Net and comprehensive loss	$ (9,758,246)	$ (5,250,366)
Basic and diluted loss per share	$ (0.02)	$ (0.03)
Accumulated deficit	$ (44,837,004)	$ (38,715,250)	$ (33,822,124)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Change in fair value of derivative liability		1,473,638
Net loss		(2,050,550)
Net and comprehensive loss		$ (2,407,790)
Basic and diluted loss per share		$ (0.01)
Additional paid-in capital		$ 33,295,413	27,508,468
Accumulated deficit		(30,527,877)	$ (28,477,326)
Adjustment [member]
IfrsStatementLineItems [Line Items]
Change in fair value of derivative liability		(3,064,400)
Net loss		(3,064,400)
Net and comprehensive loss		$ (3,064,400)
Basic and diluted loss per share		$ (0.02)
Additional paid-in capital		$ 3,064,400
Accumulated deficit		(3,064,400)
As Restated [Member]
IfrsStatementLineItems [Line Items]
Change in fair value of derivative liability		(1,590,762)
Net loss		(5,114,950)
Net and comprehensive loss		$ (5,472,190)
Basic and diluted loss per share		$ (0.03)
Additional paid-in capital		$ 36,359,813
Accumulated deficit		$ (33,592,277)